JANUS ASPEN SERIES
                              Institutional Shares
                        Supplement dated October 26, 2001
                        to Prospectus dated July 31, 2001
                         as Supplemented October 3, 2001

THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED JULY 31, 2001. THIS SUPPLEMENT, ANY PREVIOUS SUPPLEMENT(S) AND THE PROSPECTUS TOGETHER CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST ANOTHER COPY OF THE PROSPECTUS, PLEASE CONTACT YOUR INSURANCE COMPANY OR PLAN SPONSOR.

The prospectus is modified as follows:

Effective October 26, 2001, the High-Yield Portfolio is no longer offered and will be liquidated.